Employee benefits - Summary of Change in Defined Benefit Obligations for Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Changes in net defined benefit liability (asset) [abstract]
Service cost	$ 18.7	₨ 1,364.8	₨ 1,339.9
Interest expense	0.5	35.4	(62.2)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	1.0	72.8	45.7
Actuarial (gains) / losses arising from changes in financial assumptions	6.0	441.2
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Beginning of the year	557.6	40,763.8	36,939.2
Service cost	18.7	1,364.8	1,339.9
Employee contribution	43.3	3,166.5	3,073.4
Acquisitions (credit) / cost	(17.2)	(1,256.6)	(1,403.0)
Interest expense	47.3	3,457.4	3,125.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	1.0	72.8	45.7
Actuarial (gains) / losses arising from changes in financial assumptions	6.0	441.2
Benefits paid	(33.0)	(2,413.4)	(2,356.8)
End of the year	$ 623.7	₨ 45,596.5	₨ 40,763.8